Long-Term Investments (Details) - Schedule of Components of Losses on Equity Investments - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Components of Losses on Equity Investments [Abstract]
Share of equity method investee losses